Stock options granted (Details)	12 Months Ended
Dec. 31, 2020 ₩ / shares
6th grant
Stock options granted [Line Items]
Grant date	March 20, 2007
Exercise price in won	₩ 54,560
Number of shares granted	1,301,050
Options expiry dates	Aug. 19, 2020
Changes in number of shares granted:
Balance at January 1, 2020	58,764
Exercised and cancelled	58,764
Balance at December 31, 2020	0
7th grant
Stock options granted [Line Items]
Grant date	March 19, 2008
Exercise price in won	₩ 49,053
Number of shares granted	808,700
Options expiry dates	May NaN, 2021
Changes in number of shares granted:
Balance at January 1, 2020	36,162
Exercised and cancelled	0
Balance at December 31, 2020	36,162
Fair value per share in won	14(Expiration of contractual exercise period : May 17, 2021) 49(Expiration of contractual exercise period : Sep 17, 2021)